RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Due from Related Parties	$ 28,243	$ 19,564	$ 21,444
Allowance for credit losses	(2,255)		0
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	19,241		14,301
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	11,190		6,142
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	64		961
HuNan LingXiang [Menber]
Related Party Transaction [Line Items]
Due from Related Parties	0		$ 40
Others [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 3